Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Oct. 31, 2015	Oct. 31, 2025	Oct. 31, 2016	Oct. 31, 2017	Oct. 31, 2018	Oct. 31, 2019	Oct. 31, 2020	Oct. 31, 2021	Oct. 31, 2022	Oct. 31, 2023	Oct. 31, 2024	Oct. 31, 2025
C000029053
Account Value [Line Items]
Line Graph and Table Measure Name		Class A with load
Accumulated Value	$ 9,520		$ 10,046	$ 10,597	$ 10,968	$ 11,071	$ 11,148	$ 12,103	$ 11,803	$ 13,109	$ 14,345	$ 15,093
C000029055
Account Value [Line Items]
Line Graph and Table Measure Name		Class C with load
Accumulated Value	10,000		10,473	10,965	11,264	11,287	11,281	12,173	11,768	12,973	14,090	14,716
C000029052
Account Value [Line Items]
Line Graph and Table Measure Name		Class I
Accumulated Value	10,000		10,563	11,187	11,591	11,744	11,852	12,902	12,610	14,042	15,403	16,247
C000118186
Account Value [Line Items]
Line Graph and Table Measure Name		Class A with load
Accumulated Value	9,523		10,201	11,294	11,530	12,040	12,275	13,496	12,453	13,735	15,567	16,447
C000120097
Account Value [Line Items]
Line Graph and Table Measure Name		Class C with load
Accumulated Value	10,000		10,633	11,684	11,851	12,270	12,416	13,550	12,422	13,585	15,283	16,044
C000120098
Account Value [Line Items]
Line Graph and Table Measure Name		Class I
Accumulated Value	10,000		10,740	11,932	12,212	12,784	13,066	14,387	13,320	14,729	16,734	17,743
Credit Suisse Index: Morningstar LSTA US Leveraged Loan Index
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar LSTA US Leveraged Loan Index
Accumulated Value	10,000		10,653	11,192	11,700	12,012	12,219	13,254	13,005	14,555	16,092	17,109
Credit Suisse Index: Morningstar LSTA US Leveraged Loan Index
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar LSTA US Leveraged Loan Index
Accumulated Value	10,000		10,653	11,192	11,700	12,012	12,219	13,254	13,005	14,555	16,092	17,109
Credit Suisse Index: Morningstar LSTA US Leveraged Loan Index
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar LSTA US Leveraged Loan Index
Accumulated Value	10,000		10,653	11,192	11,700	12,012	12,219	13,254	13,005	14,555	16,092	17,109
Credit Suisse Index: 50/50 Morningstar LSTA US Leveraged Loan Index and ICE BofA US High Yield Constrained Index
Account Value [Line Items]
Line Graph and Table Measure Name		50/50 Morningstar LSTA US Leveraged Loan Index and ICE BofA US High Yield Constrained Index
Accumulated Value	10,000		10,836	11,604	11,916	12,569	12,833	14,066	13,127	14,288	16,219	17,383
Credit Suisse Index: 50/50 Morningstar LSTA US Leveraged Loan Index and ICE BofA US High Yield Constrained Index
Account Value [Line Items]
Line Graph and Table Measure Name		50/50 Morningstar LSTA US Leveraged Loan Index and ICE BofA US High Yield Constrained Index
Accumulated Value	10,000		10,836	11,604	11,916	12,569	12,833	14,066	13,127	14,288	16,219	17,383
Credit Suisse Index: 50/50 Morningstar LSTA US Leveraged Loan Index and ICE BofA US High Yield Constrained Index
Account Value [Line Items]
Line Graph and Table Measure Name		50/50 Morningstar LSTA US Leveraged Loan Index and ICE BofA US High Yield Constrained Index
Accumulated Value	10,000		10,836	11,604	11,916	12,569	12,833	14,066	13,127	14,288	16,219	17,383
CREDIT SUISSE INDEX: S&P UBS Leveraged Loan Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P UBS Leveraged Loan Index
Accumulated Value	10,000		10,630	11,188	11,735	12,041	12,222	13,264	12,995	14,498	16,027	17,069
CREDIT SUISSE INDEX: S&P UBS Leveraged Loan Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P UBS Leveraged Loan Index
Accumulated Value	10,000		10,630	11,188	11,735	12,041	12,222	13,264	12,995	14,498	16,027	17,069
CREDIT SUISSE INDEX: S&P UBS Leveraged Loan Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P UBS Leveraged Loan Index
Accumulated Value	10,000		10,630	11,188	11,735	12,041	12,222	13,264	12,995	14,498	16,027	17,069
Credit Suisse Index: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Accumulated Value	10,000		10,437	10,531	10,315	11,502	12,214	12,155	10,249	10,286	11,370	12,071
CREDIT SUISSE INDEX: ICE BOFAML 3-MONTH TREASURY BILL
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA U.S. 3-Month Treasury Bill Index
Accumulated Value	10,000		10,031	10,103	10,272	10,519	10,616	10,622	10,704	11,215	11,819	12,333
Credit Suisse Index: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Accumulated Value	10,000		10,437	10,531	10,315	11,502	12,214	12,155	10,249	10,286	11,370	12,071
CREDIT SUISSE INDEX: ICE BOFAML 3-MONTH TREASURY BILL
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA U.S. 3-Month Treasury Bill Index
Accumulated Value	10,000		10,031	10,103	10,272	10,519	10,616	10,622	10,704	11,215	11,819	12,333
Credit Suisse Index: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Accumulated Value	10,000		10,437	10,531	10,315	11,502	12,214	12,155	10,249	10,286	11,370	12,071
CREDIT SUISSE INDEX: ICE BOFAML 3-MONTH TREASURY BILL
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA U.S. 3-Month Treasury Bill Index
Accumulated Value	$ 10,000		$ 10,031	$ 10,103	$ 10,272	$ 10,519	$ 10,616	$ 10,622	$ 10,704	$ 11,215	$ 11,819	$ 12,333